Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 9 – Loss Per Share

Basic loss per common share is computed by dividing net loss to common stockholders by the weighted average number of common shares outstanding for the period. Diluted loss per share includes the effect of our outstanding stock options, warrants and shares issuable pursuant to convertible debt, convertible preferred stock and certain stock incentive plans under the treasury stock method, if including such instruments would be dilutive.

For each of the periods presented, shares associated with stock options, warrants, convertible debt, convertible preferred stock and certain stock incentive plans were not included because their inclusion would be anti-dilutive.

The common shares potentially issuable arising from these instruments, which were outstanding during the periods presented in the financial statements consisted of:

	September 30,
	2012	2011

Warrants, options and stock-based compensation	2,895	137
Convertible debt	11,414	10,972
Convertible preferred stock	4,229	4,229
	18,538	15,338